Property, plant and equipment - Narrative (Details)					12 Months Ended
	Jan. 23, 2020 T	Jul. 12, 2019 USD ($) T	Feb. 11, 2019 USD ($) T	Oct. 31, 2018 USD ($) T	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel		Dec. 31, 2017 USD ($)		Jan. 01, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets (Note 8)					$ 58,908,000	$ 0	[1]			$ 87,598,000
Non-current assets held for sale (Note 3)					12,705,000	42,000,000	[1]
Losses on disposals of property, plant and equipment					75,000	273,000	[2]	$ 21,027,000	[2]
Agreement to purchase property, plant and equipment					0	0
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets held for sale (Note 3)					$ 12,705,000	$ 42,000,000		0
Number of vessels under construction | vessel					0	0
Vessels | Suezmax Felicity
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T	149,994			157,667
Proceeds from sales of vessel				$ 42,000,000
Losses on disposals of property, plant and equipment						$ 3,000,000
Vessels | Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T			72,768
Proceeds from sales of vessel			$ 6,600,000
Gains on sale of vessel			$ 400,000
Vessels | V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T		305,261
Proceeds from sales of vessel		$ 37,600,000
Gains on sale of vessel		$ 14,400,000
Carrying value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets held for sale (Note 3)					$ 0	$ 0		$ 0
Carrying value | Vessels | Suezmax Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets held for sale (Note 3)				$ 45,000,000	$ 12,700,000

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.